Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Statutory federal income tax rate of 21% applied to earnings before income taxes and extraordinary items			$ (5,413)	$ (11,091)
State taxes - net of federal benefit			16	14
Meals and entertainment			0	10
Gifts			1	4
Stock compensation (ISOs)			74	189
Goodwill impairment			613	0
Changes in FV of derivative liability			(3)	(1,374)
Derecognition expense on conversion of convertible debt			126	5,257
Foreign withholding tax			384	0
Valuation allowance			6,076	7,223
Others			53	212
Foreign rate difference			(787)	(155)
Total	$ 483	$ 190	$ 1,140	$ 289